UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-22137
Oppenheimer Master Loan Fund, LLC
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: September 30
Date of reporting period: 03/31/2011

Item 1. Reports to Stockholders.

March 31, 2011

Oppenheimer

Master Loan Fund, LLC

Management Commentary and Semiannual Report

MANAGEMENT COMMENTARY

An Interview with Your Fund's Portfolio Managers

SEMIANNUAL REPORT

Listing of Top Holdings

Financial Statements

OppenheimerFunds®

The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS

Top Ten Corporate Loan Industries

Media	14.6%
Commercial Services & Supplies	8.6
Hotels, Restaurants & Leisure	7.3
Health Care Providers & Services	6.9
Chemicals	5.0
Aerospace & Defense	4.9
Electric Utilities	4.1
Containers & Packaging	3.3
Auto Components	2.8
Energy Equipment & Services	2.6
Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2011, and are based on net assets.
Credit Allocation

Credit Rating Breakdown	NRSRO Only Total

AAA	2.7%
BBB	3.1
BB	26.0
B	60.2
CCC	5.9
C	0.1
Unrated	2.0

Total	100.0%
The percentages above are based on the market value of the Fund’s securities as of March 31, 2011, and are subject to change. Except for securities labeled “Unrated” and except for certain securities issued or guaranteed by a foreign sovereign or supranational entity, all securities have been rated by at least one Nationally Recognized Statistical Rating Organization (“NRSRO”), such as Standard & Poor’s (“S&P”). For securities rated only by an NRSRO other than S&P, OppenheimerFunds, Inc. converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest S&P equivalent rating is used. Unrated securities issued or guaranteed by a foreign sovereign or supranational entity are assigned a credit rating equal to the highest NRSRO rating assigned to that foreign sovereign or supranational entity. Fund assets invested in Oppenheimer Institutional Money Market Fund are assigned that fund’s S&P rating, which is currently AAA. For the purposes of this Credit Allocation table, “investment-grade” securities are securities rated within the NRSROs’ four highest rating categories, which include AAA, AA, A and BBB. Unrated securities do not necessarily indicate low credit quality, but may or may not be equivalent of investment-grade. Please consult the Fund’s prospectus for further information. Additional information can be found in the Fund’s Statement of Additional Information.
8   |   OPPENHEIMER MASTER LOAN FUND, LLC

NOTES
Shares of Oppenheimer Master Loan Fund, LLC are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Securities Act of 1933 (the “Securities Act”), as amended. Investments in the Fund may only be made by certain “accredited investors” within the meaning of Regulation D under the Securities Act, including other investment companies. This report does not constitute an offer to sell, or the solicitation of an offer to buy, any interests in the Fund.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
The Fund commenced operations on 10/31/07.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
9   |   OPPENHEIMER MASTER LOAN FUND, LLC

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended March 31, 2011.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
10   |   OPPENHEIMER MASTER LOAN FUND, LLC

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
Actual	October 1, 2010	March 31, 2011	March 31, 2011

	$1,000.00	$1,068.20	$1.70

Hypothetical
(5% return before expenses)

	1,000.00	1,023.29	1.67
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratio, excluding indirect expenses from affiliated fund, based on the 6-month period ended March 31, 2011 is as follows:

Expense Ratio

0.33%
The expense ratio reflects voluntary waivers or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein. The “Financial Highlights” table in the Fund’s financial statements, included in this report, also shows the gross expense ratio, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
11   |   OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS March 31, 2011 / Unaudited

	Principal
	Amount	Value

Corporate Loans—94.3%

Consumer Discretionary—29.4%

Auto Components—2.8%
Allison Transmission, Inc., Sr. Sec. Credit Facilities Term Loan, 3.01%, 8/7/14[1]	$21,000,000	$20,868,750

Metaldyne LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.75%, 9/29/16[1]	3,198,925	3,278,898

Remy International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 12/16/16[1]	3,655,838	3,687,826

TI Automotive Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 9.50%, 6/24/16[1]	4,577,000	4,668,540

Transtar Industries, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.438%, 12/21/16[1]	3,142,125	3,165,691

UCI International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 7/4/17[1]	3,840,375	3,867,377

Visteon Corp., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 8%, 10/1/17[1]	19,999,500	20,096,621

		59,633,703

Automobiles—0.8%
Chrysler LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B1, 5.333%, 8/3/13[2]	9,001,403	90,014

Ford Motor Co., Sr. Sec. Credit Facilities Term Loan, Tranche B, 3.01%, 12/15/13[1]	17,824,628	17,837,053

		17,927,067

Distributors—0.9%
General Nutrition Centers, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 2/3/18[1]	2,940,000	2,944,116

Leslie’s Poolmart, Inc., Sr. Sec. Credit Facilities Term Loan, 4.50%, 11/15/17[1]	8,728,125	8,799,041

Rite Aid Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche 5, 4.50%, 2/17/18[1]	6,285,000	6,232,627

		17,975,784

Diversified Consumer Services—0.3%
Laureate Education, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7%, 8/17/14[1]	6,182,922	6,216,415

Hotels, Restaurants & Leisure—7.3%
24 Hour Fitness Worldwide, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 4/22/16[1]	9,071,450	8,989,807

American Seafoods Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 3/18/18[1]	10,150,673	10,157,017

CCM Merger, Inc./MotorCity Casino, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7%, 3/1/17[1]	22,532,473	22,852,862
12 | OPPENHEIMER MASTER LOAN FUND, LLC

	Principal
	Amount	Value

Hotels, Restaurants & Leisure Continued
Caesars Entertainment Operating Co., Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche B2, 3.303%, 1/28/15[1]	$6,655,664	$6,176,249
Tranche B3, 3.303%-3.307%, 1/28/15[1]	7,387,965	6,855,803

Cedar Fair LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4%, 12/31/17[1]	3,735,680	3,758,669

DineEquity, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4.25%, 10/31/17[1]	3,724,407	3,754,668

Golden Nugget, Inc., Sr. Sec Credit Facilities 1st Lien Term Loan, Tranche B, 3.12%, 6/30/14[1,3]	3,635,823	3,163,167

Golden Nugget, Inc., Sr. Sec Credit Facilities 1st Lien Term Loan, Delayed Draw, 3.12%-3.13%, 6/30/14[1,3]	1,897,406	1,650,742

Golden Nugget, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche 2L, 3.50%, 12/31/14[1]	2,528,348	1,597,074

Harrah’s Operating Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 3.303%, 1/28/15[1]	5,985,000	5,553,894

Isle of Capri Casinos, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.50%, 3/1/17[1]	4,940,000	4,968,776

Las Vegas Sands LLC, Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3%, 11/23/16[1]	6,830,546	6,669,174

Las Vegas Sands LLC, Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, 3%, 11/23/16[1]	1,521,990	1,486,477

MGM Mirage, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche E, 7%, 2/21/14[1]	19,123,056	18,850,553

Michael Foods, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 2/25/18[1]	11,635,455	11,716,903

Revel Entertainment LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 9%, 1/24/17[1]	3,330,000	3,231,119

SeaWorld Parks & Entertainment, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4%, 8/8/17[1]	4,812,938	4,849,035

Six Flags Entertainment Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 6/30/16[1]	15,186,721	15,334,791

Turtle Bay Holding Co. LLC, Sr. Sec. Credit Facilities Term Loan:
Tranche A, 10.30%, 2/5/13[1,3]	299,185	293,949
Tranche B, 2.713%, 3/1/15[1,3]	611,239	519,553

Venetian Macao Ltd., Sr. Sec. Credit Facilities Term Loan:
Tranche B Add-on, 4.79%, 5/25/13[1]	2,445,384	2,448,610
Tranche B, 4.79%, 5/25/13[1]	5,505,296	5,512,557

Venetian Macao Ltd., Sr. Sec. Credit Facilities Term Loan, Delayed Draw, 4.79%, 5/25/11[1]	3,374,420	3,378,870

		153,770,319
13 | OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Household Durables—0.4%
Spectrum Brands Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5%-6.164%, 6/16/16[1]	$7,170,908	$7,244,538

Springs Window Fashions Division, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 3.063%, 12/30/12[1]	2,016,950	2,004,345

		9,248,883

Media—14.6%
Advanstar Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 2.56%, 5/31/14[1]	15,812,712	13,559,401

Affinion Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 10/9/16[1]	10,875,948	10,903,138

Alpha Media Group, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 8.60%, 7/15/13[1,3]	1,743,355	1,002,429

Atlantic Broadband Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4%, 3/8/16[1]	4,376,348	4,394,400

Carmike Cinemas, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 1/27/16[1]	3,522,798	3,547,750

Cengage Learning Holdings II LP, Sr. Sec. Credit Facilities Incremental Term Loan, 7.50%, 7/3/14[1]	6,876,263	6,936,430

Cengage Learning Holdings II LP, Sr. Sec. Credit Facilities Term Loan, 2.50%, 7/3/14[1]	20,784,004	19,960,853

Cequel Communications LLC, Sr. Sec. Credit Facilities Term Loan, 2.26%, 11/5/13[1]	1,326,184	1,319,553

Charter Communications Operation LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 2.25%, 3/6/14[1]	1,605,951	1,605,166

Charter Communications Operation LLC, Sr. Sec. Credit Facilities 3rd Lien Term Loan, 2.746%, 9/6/14[1]	6,484,063	6,364,107

Charter Communications, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche T2 Add-on, 7.151%, 3/6/14[1]	5,890,168	5,936,971

Cinram International, Inc., Sr. Sec. Credit Facilities Term Loan, 2.26%, 5/6/11[1]	15,151,398	11,967,505

Clear Channel Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.896%, 1/29/16[1]	7,172,153	6,322,432

Dex Media West LLC, Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 7%, 10/24/14[1]	6,439,616	5,748,697

Emmis Communications Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B, 4.282%-4.309%, 11/1/13[1]	2,668,248	2,581,529

Filmyard Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.75%, 6/22/16[1]	6,783,923	6,885,682

Filmyard Holdings LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 13%, 12/22/16[1]	1,085,001	1,101,274

Fox Acquisition Sub LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 7/14/15[1]	19,917,858	19,955,205

Gray Television, Inc., Sr. Sec. Credit Facilities Term Loan, 4.51%, 12/31/14[1]	12,110,184	12,025,038
14 | OPPENHEIMER MASTER LOAN FUND, LLC

	Principal
	Amount	Value

Media Continued
Hit Entertainment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.561%, 8/5/12[1]	$20,849,986	$20,550,268

Intelsat Jackson Holdings SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 4/3/18[1]	6,250,000	6,299,300

Intelsat Jackson Holdings SA, Sr. Sec. Credit Facilities Term Loan, 3.303%, 2/1/14[1]	19,631,580	19,294,172

Knology, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4%, 8/18/17[1]	4,440,000	4,450,407

Media General, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche A, 4.504%-4.561%, 3/29/13[1]	18,303,546	17,845,958

Mediacom Communications Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche E, 4.50%, 10/20/17[1]	5,458,750	5,376,869

Mediacom Communications Corp./MCC Georgia LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche FA, 4.50%, 10/20/17[1]	6,947,500	6,927,234

Mediacom LLC, Sr. Sec. Credit Facilities Term Loan, Tranche D, 5.50%, 3/31/17[1]	4,362,779	4,384,592

Merrill Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.50%, 5/15/11[1]	5,000,000	5,000,000

Merrill Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 13.75%-13.808%, 11/15/13[1,3]	9,093,820	9,093,820

Newport Television LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B, 8.877%, 9/14/16[1]	10,938,118	11,006,481

Newport Television LLC/High Plains Broadcasting Operating Co. LLC, Sr. Sec. Credit Facilities Term Loan, 8.877%, 9/14/16[1]	3,005,084	3,023,866

Penton Media, Inc., Sr. Sec. Credit Facilities Exit Term Loan, Tranche B, 4%-4.823%, 8/1/14[1,3]	10,835,457	8,812,835

Playboy Enterprises, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.25%, 1/10/17[1]	1,000,000	991,250

Sinclair Television Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4%, 10/29/16[1]	4,789,375	4,813,322

Star Tribune Co., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche A, 8%, 9/28/14[1]	401,784	396,761
Tranche B, 8%, 9/28/14[1,3]	357,141	352,677

Summit Entertainment LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.137%, 7/19/16[1]	8,300,000	8,092,500

Wide Open West Finance LLC, Sr. Sec. Credit Facilities 1st Lien Incremental Term Loan, 6.746%-8.63%, 6/18/14[1]	7,215,473	7,251,550

Wide Open West Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 2.756%-4.685%, 6/30/14[1]	425,320	406,180

Young Broadcasting, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 8%, 6/30/15[1]	4,420,944	4,467,916

Zuffa LLC, Sr. Sec. Credit Facilities Incremental Term Loan, Tranche B, 7.50%, 6/18/15[1]	16,533,486	16,760,821

		307,716,339
15 | OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Specialty Retail—1.6%
Burlington Coat Factory Warehouse Corp., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 2/10/17[1]	$5,000,000	$4,944,530

Claire’s Stores, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.054%-4.932%, 5/29/14[1]	12,139,506	11,615,152

J. Crew Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 1/26/18[1]	2,670,000	2,664,508

Jo-Ann Stores, Inc., Sr. Sec Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 12/23/17[1]	5,850,000	5,811,244

Sports Authority, Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 10/26/17[1]	1,995,000	2,011,209

Toys R Us Delaware, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6%, 8/11/16[1]	5,671,500	5,708,915

		32,755,558

Textiles, Apparel & Luxury Goods—0.7%
Visant Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 12/22/16[1]	14,190,223	14,195,544

Consumer Staples—2.6%

Food Products—1.5%
Del Monte Foods Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 11/26/17[1]	6,000,000	6,011,718

Dole Food Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B1, 5.50%, 2/1/17[1]	2,648,681	2,665,891

Tranche C1, 5%-5.50%, 2/1/17[1]	6,577,848	6,620,479

Pierre Foods, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7%, 7/29/16[1]	9,984,825	10,059,711

Pierre Foods, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 11.25%, 7/29/17[1]	6,525,000	6,643,266

		32,001,065

Personal Products—1.1%
Levlad LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 9.19%, 3/5/15[1,3]	1,318,177	1,201,188

NBTY, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4.25%, 10/1/17[1]	8,977,500	9,008,365

Revlon, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6%, 8/15/15[1]	13,251,175	13,319,802

		23,529,355

Energy—2.9%

Energy Equipment & Services—2.6%
AL Gulf Coast Terminals LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 7/22/16[1]	9,389,052	9,342,106

Bourland & Leverich Supply, Sr. Sec. Credit Facilities 1st Lien Term Loan, 11%, 8/19/15[1]	5,148,000	5,353,920

Hercules Offshore LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 7/11/13[1]	8,500,568	8,380,651
16 | OPPENHEIMER MASTER LOAN FUND, LLC

	Principal
	Amount	Value

Energy Equipment & Services Continued
Sheridan Production Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.50%, 4/20/17[1]	$15,408,361	$15,528,746

Sheridan Production Co. LLC, Sr. Sec. Credit Facilities Term Loan:
Tranche I-A, 6.50%, 4/20/17[1]	2,041,734	2,057,686
Tranche I-M, 6.50%, 4/20/17[1]	1,247,103	1,256,847

Trident Exploration Corp., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 12.50%, 5/17/14[1]	10,720,245	11,363,460

		53,283,416

Oil, Gas & Consumable Fuels—0.3%
MEG Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3%, 3/7/18[1]	6,715,000	6,763,684

Financials—4.7%

Capital Markets—0.8%
Fortress Investment Group LLC, Sr. Sec. Credit Facilities Term Loan, 5.75%, 10/7/15[1]	3,727,232	3,801,777

Nuveen Investments, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.804%-5.813%, 5/31/17[1]	9,278,420	9,303,035

Nuveen Investments, Inc., Sr. Sec. Credit Facilities Term Loan, 3.304%-3.307%, 11/1/14[1]	4,938,574	4,754,405

		17,859,217

Consumer Finance—1.0%
American General Financial Services Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.25%, 4/21/15[1]	20,000,000	20,056,260

Diversified Financial Services—0.5%
iStar Financial, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche A2, 7%, 6/30/14[1]	10,000,000	9,983,930

Insurance—1.3%
ILFC Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 7%, 3/5/16[1]	8,653,846	8,721,839

International Lease Finance Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 6.75%, 2/23/15[1]	8,346,154	8,407,256

Swett & Crawford Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 2.496%, 4/3/14[1]	10,594,523	9,349,666

		26,478,761

Real Estate Management & Development—0.9%
Realogy Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, Delayed Draw, Tranche B, 13.50%, 10/15/17	17,290,000	18,837,455

Thrifts & Mortgage Finance—0.2%
Green Tree Credit Solutions, Sr. Sec. Credit Facilities Term Loan, 8%, 12/18/15[1]	5,165,670	5,204,413
17 | OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Health Care—10.4%

Biotechnology—0.4%
Grifols SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 11/23/16[1]	$7,485,000	$7,548,907

Health Care Equipment & Supplies—2.1%
Carestream Health, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 2/8/17[1]	15,715,000	15,403,152

Caris Diagnostics, Sr. Sec. Credit Facilities Term Loan, 8%, 1/29/16[1]	7,637,135	7,675,513

Convatec Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 12/22/16[1]	1,500,000	1,506,084

HCR ManorCare, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.50%, 2/4/18[1]	2,940,000	2,899,551

National Mentor Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.56%, 1/18/17[1]	3,750,000	3,681,251

Renal Advantage Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 11/12/16[1]	1,496,250	1,513,083

Rural/Metro Operating Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6%-6.411%, 10/18/16[1]	2,992,500	3,014,943

dj Orthopedics, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 3.246%, 5/20/14[1]	7,997,610	7,960,959

		43,654,536

Health Care Providers & Services—6.9%
Ardent Health Services LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.50%, 7/19/15[1]	9,900,000	9,966,003

Aveta, Inc./MMM Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.50%, 4/14/15[1]	5,699,947	5,746,013

Aveta, Inc./NAMM Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.50%, 4/14/15[1]	5,699,947	5,746,013

Community Health Systems, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.811%, 1/25/17[1]	2,124,537	2,123,077

Community Health Systems, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 2.561%, 7/25/14[1]	4,228,366	4,188,383

Community Health Systems, Inc., Sr. Sec. Credit Facilities Term Loan, Delayed Draw, 2.561%, 7/25/14[1]	217,547	215,489

Gentiva Health Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4.75%, 8/17/16[1]	12,247,981	12,357,699

HCA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 3.557%, 3/31/17[1]	3,226,781	3,224,316

HCA, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 2.557%, 11/18/13[1]	5,917,784	5,898,830

Healthspring, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6%, 10/21/16[1]	4,794,486	4,812,547

JW Childs Associates LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.25%, 10/7/16[1]	7,245,367	7,335,934
18 | OPPENHEIMER MASTER LOAN FUND, LLC

	Principal
	Amount	Value

Health Care Providers & Services Continued
Kindred Healthcare, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.75%, 2/7/18[1]	$8,540,000	$8,515,986

Multiplan, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 8/26/17[1]	13,846,154	13,913,654

Quintiles Transnational Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 4.31%, 3/31/141	11,500,000	11,500,000

RehabCare Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6%, 11/3/15[1]	4,678,750	4,706,532

SHG Services LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 9/23/16[1]	9,455,111	9,520,115

Select Medical Corp., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 2.314%-4.192%, 2/24/12[1]	3,640,645	3,626,993
Tranche T1 Add-on, 2.314%-4.192%, 2/24/12[1]	3,193,281	3,205,218

Universal American Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche A, 1.428%, 1/18/12[1]	6,960,662	6,821,449

Universal Health Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4%, 11/15/16[1]	9,501,741	9,550,865

Vanguard Health Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 1/15/16[1]	7,443,891	7,474,842

inVentiv Health, Inc., Sr. Sec Credit Facilities 1st Lien Term Loan, Tranche B1, 4.75%, 8/4/11[1]	5,955,075	5,981,128

		146,431,086

Pharmaceuticals—1.0%
PTS Acquisition Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B, 2.496%, 4/10/14[1]	12,673,570	12,314,490

Warner Chilcott Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B1, 4.25%, 3/17/18[1]	3,940,571	3,963,557
Tranche B2, 4.25%, 3/3/18[1]	1,970,286	1,981,778
Tranche B3 Add-on, 4.25%, 3/17/18[1]	2,709,143	2,724,945

		20,984,770

Industrials—23.2%

Aerospace & Defense—4.9%
AM General LLC, Sr. Sec. Credit Facilities Letter of Credit Term Loan, 3.246%, 9/28/12[1]	510,035	480,071

AM General LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B, 3.261%, 9/30/13[1]	9,716,644	9,145,791

Delta Air Lines, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 3/7/16[1]	11,535,553	11,517,535

DynCorp International LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 7/7/16[1]	8,373,491	8,444,666

Gencorp, Inc., Sr. Sec. Credit Facilities Prefunded Letter of Credit Term Loan, 3.50%, 4/30/13[1]	3,450,532	3,364,269
19 | OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Aerospace & Defense Continued
Gencorp, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 3.53%, 4/30/13[1]	$600,686	$585,668

Hawker Beechcraft, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche A, 10.50%, 3/26/14[1]	17,429,882	17,713,117

Hawker Beechcraft, Inc., Sr. Sec. Credit Facilities Letter of Credit Term Loan, 2.307%, 3/26/14[1]	113,101	99,776

Hawker Beechcraft, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 2.246%-2.307%, 3/26/14[1]	1,828,996	1,613,518

IAP Worldwide Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.249%, 12/30/12[1]	19,615,427	19,628,308

TransDigm Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4%, 2/3/17[1]	5,321,663	5,369,057

Triumph Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.563%, 6/1/16[1]	3,253,415	3,271,039

United Air Lines, Inc., Sr. Sec. Credit Facilities Term Loan, 2.313%, 2/3/14[1]	21,064,316	20,588,662

		101,821,477

Air Freight & Logistics—0.5%
Evergreen International Aviation, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 10.488%, 10/31/11[1,3]	10,994,446	10,905,116

Building Products—1.2%
Atrium Cos., Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 7%, 4/30/16[1]	15,522,000	15,444,390

Champion Opco LLC, Sr. Sec. Credit Facilities Term Loan, 7.397%, 5/11/13[1]	1,252,532	1,255,663

Flag Luxury Properties LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.231%, 3/21/11[2]	1,837,461	229,683

Goodman Global, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9%, 10/30/17[1]	975,000	1,005,774

Summit Materials LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.50%, 12/3/15[1]	7,650,825	7,622,134

		25,557,644

Commercial Services & Supplies—8.6%
Acosta, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 1/27/18[1]	1,630,000	1,635,433

Advantage Sales & Marketing LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 11/29/17[1]	6,493,725	6,532,252

Advantage Sales & Marketing LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.25%, 6/18/18[1]	4,188,000	4,243,839

Allied Security Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 1/21/17[1]	3,500,000	3,524,063

Allied Security Holdings LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.50%, 1/21/18[1]	2,000,000	2,035,000
20 | OPPENHEIMER MASTER LOAN FUND, LLC

	Principal
	Amount	Value

Commercial Services & Supplies Continued
Asurion Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 3.258%-3.312%, 7/3/14[1]	$5,395,226	$5,366,325
Tranche B2, 6.75%, 3/31/15[1]	10,628,363	10,782,092

AutoTrader.com, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 12/15/16[1]	7,715,663	7,774,734

Booz Allen & Hamilton, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4%, 8/3/17[1]	1,835,000	1,852,366

Bright Horizons LP, Sr. Sec. Credit Facilities Term Loan, Tranche B, 7.397%, 5/28/15[1]	3,474,671	3,500,008

Brock Holdings III, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6%, 2/15/17[1]	6,600,000	6,575,250

Brock Holdings III, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10%, 2/15/18[1]	2,380,000	2,427,600

Ceridian Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.249%, 11/9/14[1]	4,943,753	4,814,419

EVERTEC, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 9/30/16[1]	5,134,200	5,156,662

Fidelity National Information Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 7/18/16[1]	9,517,175	9,540,968

Fifth Third Processing Solutions LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 11/3/16[1]	4,563,563	4,609,198

Fifth Third Processing Solutions LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.25%, 11/3/17[1]	480,000	488,200

First Data Corp., Sr. Sec. Credit Facilities Term Loan:
Tranche B-1, 3.002%, 9/24/14[1]	11,889,907	11,410,601
Tranche B-2, 3.002%, 9/24/14[1]	9,488,438	9,105,940
Tranche B-3, 3.002%, 9/24/14[1]	2,859,727	2,742,756

Infogroup, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 5/18/16[1]	3,573,000	3,608,730

Interactive Data Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 1/31/18[1]	12,952,000	13,025,969

Language Line LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 5/30/16[1]	4,788,000	4,833,883

Language Line LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.50%, 10/26/16[1]	4,760,000	4,861,150

NES Rentals Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10%, 6/22/13[1]	555,000	550,144

NEW Holdings I, LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6%, 3/5/16[1]	9,357,141	9,354,803

Sedgwick CMS, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5%, 12/31/16[1]	3,324,877	3,333,149

TransUnion Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 2/28/18[1]	6,960,000	6,995,670
21 | OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Commercial Services & Supplies Continued
Travelport LLC, Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche B, 4.963%, 8/23/15[1]	$4,997,021	$4,949,394

U.S. Investigations Services, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 3.059%, 2/21/15[1]	12,277,168	12,200,436

Waste Industries USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 2/23/17[1]	7,335,000	7,376,171

West Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B4, 4.553%-4.707%, 7/15/16[1]	5,847,569	5,877,854

		181,085,059

Construction & Engineering—0.2%
Custom Building Products, Sr. Sec. Credit Facilities Term Loan, 5.75%, 3/19/15[1]	4,642,373	4,680,092

Electrical Equipment—2.2%
Applied Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 12/8/16[1]	1,306,725	1,314,892

Applied Systems, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.25%, 6/8/17[1]	1,745,000	1,755,906

Attachmate Corp., Sr. Sec Credit Facilities 1st Lien Term Loan, 5%, 11/21/16[1]	7,288,000	7,260,670

Attachmate Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8%, 5/21/17[1]	1,090,000	1,085,913

BNY ConvergEx Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 12/17/16[1]	8,783,258	8,840,349

BNY ConvergEx Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 12/17/16[1]	3,685,492	3,709,448

CCC Information Services Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 11/11/15[1]	1,500,000	1,509,845

Freescale Semiconductor Holdings, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.511%, 12/1/16[1]	21,682,154	21,592,304

		47,069,327

Industrial Conglomerates—0.7%
Hillman Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 4/26/16[1]	5,428,975	5,452,727

Pelican Products, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 2/24/17[1]	3,591,000	3,606,711

Precision Partners, Inc., Sr. Sec. Credit Facilities Term Loan, 10.849%, 10/1/13[1]	5,823,546	5,212,073
		14,271,511

Machinery—2.4%
BOC Edwards Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 5/30/16[1]	3,172,050	3,168,085

Bucyrus International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C, 4.25%, 12/21/16[1]	13,699,497	13,682,373
22 | OPPENHEIMER MASTER LOAN FUND, LLC

	Principal
	Amount	Value

Machinery Continued
Manitowoc Co., Inc. (The), Sr. Sec. Credit Facilities Term Loan, Tranche B, 8%, 8/21/14[1]	$3,900,352	$3,932,043

Pinafore LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 9/21/16[1]	9,595,510	9,645,887

Veyance Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 2.75%, 7/2/14[1]	19,755,166	18,327,025

Veyance Technologies, Inc., Sr. Sec. Credit Facilities Term Loan, Delayed Draw, 2.75%, 7/2/14[1]	2,478,101	2,298,954

		51,054,367

Road & Rail—1.9%
Swift Transportation Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6%, 11/22/16[1]	14,579,536	14,668,835

U.S. Xpress Enterprises, Inc., Sr. Sec. Credit Facilities Term Loan, 6.50%, 10/12/14[1]	24,697,224	24,450,253

		39,119,088

Trading Companies & Distributors—0.6%
CIT Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, Tranche 3, 6.25%, 8/11/15[1]	12,604,709	12,794,864

Information Technology—3.3%

Internet Software & Services—0.7%
Avaya, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 4.811%, 10/26/17[1]	3,628,764	3,545,596

Avaya, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 3.061%, 10/25/14[1]	1,806,518	1,751,194

Savvis Communications Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 7/9/16[1]	10,149,000	10,228,294

		15,525,084

IT Services—1.7%
Apptis, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 4.50%, 12/20/12[1]	8,769,646	8,769,427

Datatel, Inc., Sr. Sec Credit Facilities 1st Lien Term Loan, 5%, 2/2/17[1]	798,000	799,995

Datatel, Inc., Sr. Sec Credit Facilities 2nd Lien Term Loan, 8.75%, 2/2/18[1]	2,860,000	2,902,900

Dupont Fabros Technology LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.75%, 12/2/14[1]	15,365,667	15,404,081

Telcordia Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.75%, 4/9/16[1]	8,426,350	8,450,930

		36,327,333

Office Electronics—0.6%
CDW Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.006%, 10/10/14[1]	11,431,526	11,384,188
23 | OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Software—0.3%
Deltek, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 11/3/16[1]	$4,731,225	$4,748,967

Rovi Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4%, 1/19/18[1]	2,190,000	2,207,794

		6,956,761

Materials—10.6%

Chemicals—5.0%
AZ Chem US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 11/19/16[1]	7,390,281	7,441,089

Chemtura Corp., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche B, 5.50%, 8/27/16[1]	5,356,000	5,403,979

Hexion Specialty Chemicals, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche C1-B, 4.063%, 5/5/15[1]	5,858,623	5,806,141
Tranche C2-B, 4.063%, 5/5/15[1]	2,622,156	2,598,666

Hexion Specialty Chemicals, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche C4-B, 4.063%, 5/5/15[1]	4,793,441	4,799,313

Houghton International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 1/11/16[1]	2,489,280	2,512,617

Ineos US Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B2, 7.50%, 12/16/13[1]	6,803,251	7,013,730
Tranche C2, 8.001%, 12/16/14[1]	6,948,213	7,163,177

JT Baker Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.25%, 9/20/16[1]	2,497,450	2,516,181

K2 Pure Solutions NoCal LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 10%, 7/20/15[1]	3,790,500	3,809,453

Millennium Chemicals, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 6.057%, 11/15/14[1]	600,000	592,750

Momentive Performance Materials, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.063%, 5/5/15[1]	7,227,684	7,184,318

Omnova Solutions, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 4/12/17[1]	2,403,975	2,425,010

PQ Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.50%-5.25%, 7/30/14[1]	1,974,619	1,927,722

PQ Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 6.75%, 7/30/15[1]	19,555,358	19,218,028

Styron Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6%, 7/20/17[1]	9,975,000	10,044,616

Univar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 6/30/17[1]	15,032,325	15,110,177

		105,566,967
24 | OPPENHEIMER MASTER LOAN FUND, LLC

	Principal
	Amount	Value

Construction Materials—0.6%
Capital Auto LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 2/15/17[1]	$8,000,000	$7,940,000

Henry Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.25%, 12/2/16[1]	4,987,500	5,012,438

		12,952,438

Containers & Packaging—3.3%
Anchor Glass Container Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6%, 3/2/16[1]	9,833,114	9,931,444

Anchor Glass Container Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10%, 9/2/16[1]	12,000,000	12,210,000

Consolidated Container Co., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 5.75%, 9/28/14[1]	19,000,000	16,743,750

Graham Packaging Co. LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche D, 6%, 9/23/16[1]	4,975,000	5,021,641

Graham Packaging Co. LP, Sr. Sec. Credit Facilities Term Loan, Tranche C, 6.75%, 4/5/14[1]	6,565,046	6,616,338

Hilex Poly Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 11.25%, 9/21/15[1]	4,553,250	4,632,932

Multi-Packaging Solutions, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7%, 4/26/16[1]	3,939,000	3,978,390

Reynolds Group Holdings Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche E, 4.25%, 2/9/18[1]	8,749,999	8,800,793

Xerium Technologies, Inc., Sr. Sec. Credit Facilities 2nd Lien Exit Term Loan, Tranche A, 8.25%, 5/25/15[1]	1,985,419	1,990,382

		69,925,670

Metals & Mining—0.9%
Aleris International, Inc., Sr. Sec. Credit Facilities Term Loan, 2.408%, 12/19/13[2]	837,221	84

Fairmount Minerals Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 3/1/17[1]	7,000,000	7,016,408

JMC Steel Group, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 2/15/17[1]	3,400,000	3,407,055

Novelis, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4%, 3/10/17[1]	4,788,000	4,806,381

Walter Industries, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3%, 2/3/18[1]	2,885,000	2,907,359

		18,137,287

Paper & Forest Products—0.8%
Smurfit-Stone Container Enterprises, Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche B, 6.75%, 1/2/16[1]	8,760,739	8,803,176

Tekni-Plex, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 9%-9.123%, 9/29/16[1]	7,263,500	7,190,865

		15,994,041
25 | OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Telecommunication Services—2.8%

Diversified Telecommunication Services—2.1%
IPC Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 2.496%-2.557%, 5/31/14[1]	$21,815,061	$21,542,373

Level 3 Communications, Inc., Sr. Sec. Credit Facilities Term Loan, 2.518%, 3/16/14[1]	9,661,119	9,410,866

U.S. TelePacific Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 2/10/17[1]	5,250,000	5,261,487

Vonage Holdings Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 9.75%-10.11%, 12/1/15[1]	8,047,500	8,087,738

		44,302,464

Wireless Telecommunication Services—0.7%
Global Tel*Link Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5%, 11/10/16[1]	10,470,000	10,476,544

Global Tel*Link Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 13%, 5/10/17[1]	4,760,000	4,768,925

		15,245,469

Utilities—4.4%

Electric Utilities—4.1%
BRSP LLC, Sr. Sec. Credit Facilities Term Loan, 7.50%, 6/24/14[1]	7,770,024	7,828,299

Entegra Holdings LLC, Sr. Sec. Credit Facilities 3rd Lien Term Loan, Tranche B, 4.73%, 10/19/15[1,3]	2,890,000	2,167,500

GenOn Energy, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6%, 9/20/17[1]	5,999,850	6,069,850

La Paloma Generating Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 2.057%, 8/16/12[1]	7,661,389	7,519,110

La Paloma Generating Co. LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 3.807%, 8/16/13[1]	10,000,000	9,550,000

La Paloma Generating Co. LLC, Sr. Sec. Credit Facilities Letter of Credit Term Loan, 1.996%, 8/16/12[1]	1,396,547	1,370,612

La Paloma Generating Co. LLC, Sr. Sec. Credit Facilities Term Loan, Delayed Draw, 2.057%, 8/16/12[1]	609,778	598,454

MACH Gen LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 6.178%, 2/15/15[1,3]	16,807,283	13,609,697

New Development Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 3/1/18[1]	18,000,000	18,103,752

Texas Competitive Electric Holdings Co. LLC, Sr. Sec. Credit Facilities Term Loan:
Tranche B1, 3.746%-3.803%, 10/10/14[1]	4,163,705	3,514,613
Tranche B3, 3.746%-3.803%, 10/10/14[1]	16,634,052	14,017,648

Texas Competitive Electric Holdings Co. LLC, Sr. Sec. Credit Facilities Term Loan, Delayed Draw, 3.746%-3.803%, 10/10/14[1]	1,723,750	1,443,210

		85,792,745
26 | OPPENHEIMER MASTER LOAN FUND, LLC

	Principal
	Amount	Value

Water Utilities—0.3%
Entegra TC LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche B, 2.807%, 4/19/14[1]	$6,255,645	$6,083,615

Total Corporate Loans (Cost $1,931,434,274)		1,984,609,074

Loan Participations—0.1%
Nuveen Investments, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 12.50%, 7/20/15 (Cost $1,498,798)	1,630,000	1,752,250

Corporate Bonds and Notes—2.4%
Aleris International, Inc., 6% Bonds, 7/1/20	43,747	43,747

Berry Plastics Corp., 5.053% Sr. Sec. Nts., 2/15/15[1]	3,530,000	3,516,763

Berry Plastics Holding Corp., 4.185% Sr. Sec. Nts., 9/15/14[1]	8,685,000	8,218,181

Lyondell Chemical Co., 11% Sr. Sec. Nts., 5/1/18	6,485,120	7,311,973

NXP BV/NXP Funding LLC, 3.053% Sr. Sec. Nts., 10/15/13[1]	22,970,000	22,855,150

Verso Paper Holdings LLC/Verso Paper, Inc., 4.054% Sr. Sec. Nts., Series B, 8/1/14[1]	8,177,500	8,095,718

Wellman, Inc., 5% Cv. Nts., 1/29/192,3	1,076,188	619,650

Total Corporate Bonds and Notes (Cost $51,062,569)		50,661,182

	Shares

Preferred Stocks—0.0%
Alpha Media Group, Inc., Preferred[4] (Cost $0)	105	—

Common Stocks—1.2%
Aleris Holding Co.	50,627	2,873,082

Alpha Media Group, Inc.[4]	784	—

BosPower Partners LLC[4,5]	11,610	3,773,250

Champion Opco LLC[4]	237,986	654,462

Levlad LLC[4]	7,730	38,649

Metro-Goldwyn-Mayer Studios, Inc. [4]	485,598	11,184,536

Star Tribune Holdings Corp.[4]	13,000	357,500

Turtle Bay Holding Co. LLC[4]	293,838	381,990

Wellman, Inc.[4]	973	—

Young Broadcasting, Inc. Cl. A [4]	1,986	5,163,600

Total Common Stocks (Cost $22,172,349)		24,427,069

	Units

Rights, Warrants and Certificates—0.8%
Champion Opco LLC Wts., Strike Price $0.000001, Exp. 1/27/204	86,682	—

ION Media Networks, Inc. Wts., Strike Price $0.01, Exp. 12/18/164	6,081	3,679,005

Young Broadcasting, Inc. Wts., Strike Price $0.01, Exp. 12/24/244	5,382	13,993,200

Total Rights, Warrants and Certificates (Cost $12,473,813)		17,672,205
27 | OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Investment Company—2.7%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.20%[6,7] (Cost $57,073,415)	57,073,415	$57,073,415

Total Investments, at Value (Cost $2,075,715,218)	101.5%	2,136,195,195

Liabilities in Excess of Other Assets	(1.5)	(31,022,853)

Net Assets	100.0%	$2,105,172,342

Footnotes to Statement of Investments

1.	Represents the current interest rate for a variable or increasing rate security.

2.	This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See Note 1 of the accompanying Notes.

3.	Interest or dividend is paid-in-kind, when applicable.

4.	Non-income producing security.

5.	Restricted security. The aggregate value of restricted securities as of March 31, 2011 was $3,773,250, which represents 0.18% of the Fund’s net assets. See Note 5 of the accompanying Notes. Information concerning restricted securities is as follows:

	Acquisition			Unrealized
Security	Date	Cost	Value	Appreciation

BosPower Partners LLC	2/4/11	$3,483,000	$3,773,250	$290,250

6.	Rate shown is the 7-day yield as of March 31, 2011.

7.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	September 30, 2010	Additions	Reductions	March 31, 2011

Oppenheimer Institutional Money Market Fund, Cl. E	65,241,563	551,131,852	559,300,000	57,073,415

	Value	Income

Oppenheimer Institutional Money Market Fund, Cl. E	$57,073,415	$120,630

Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)
2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).
28  |   OPPENHEIMER MASTER LOAN FUND, LLC

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of March 31, 2011 based on valuation input level:

		Level 2—	Level 3—
	Level 1—	Other Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Value

Assets Table
Investments, at Value:
Corporate Loans	$—	$1,984,608,990	$84	$1,984,609,074
Loan Participations	—	1,752,250	—	1,752,250
Corporate Bonds and Notes	—	49,997,785	663,397	50,661,182
Preferred Stocks	—	—	—	—
Common Stocks	—	18,609,007	5,818,062	24,427,069
Rights, Warrants and Certificates	—	3,679,005	13,993,200	17,672,205
Investment Company	57,073,415	—	—	57,073,415

Total Assets	$57,073,415	$2,058,647,037	$20,474,743	$2,136,195,195

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
The following is a reconciliation of assets in which significant unobservable inputs (level 3) were used in determining fair value:

		Change in		Transfers in
	Value as of	unrealized	Accretion/	and/or	Value as
	September 30,	appreciation/	(amortization) of	out of	of March 31,
	2010	depreciation	premium/discount[1]	Level 3	2011

Assets Table
Investments, at Value:
Corporate Loans	$—	$(10,716)	$—	$10,800	$84
Corporate Bonds and Notes	657,319	11,259	(5,181)	—	663,397
Common Stock	4,153,889	1,664,173	—	—	5,818,062
Rights, Warrants and Certificates	10,831,275	3,161,925	—	—	13,993,200

Total Assets	$15,642,483	$4,826,641	$(5,181)	$10,800	$20,474,743

1.	Included in net investment income.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
See accompanying Notes to Financial Statements.
29   |   OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF ASSETS AND LIABILITIES Unaudited

March 31, 2011
Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $2,018,641,803)	$2,079,121,780
Affiliated companies (cost $57,073,415)	57,073,415

2,136,195,195

Cash	16,869,128

Receivables and other assets:
Investments sold	30,662,503
Interest, dividends and principal paydowns	8,519,697
Shares of beneficial interest sold	4,979
Other	28,203

Total assets	2,192,279,705

Liabilities
Payables and other liabilities:
Investments purchased	85,084,938
Shares of beneficial interest redeemed	199,703
Shareholder communications	13,226
Directors’ compensation	7,892
Other	1,801,604

Total liabilities	87,107,363

Net Assets—applicable to 176,902,299 shares of beneficial interest outstanding	$2,105,172,342

Net Asset Value, Redemption Price Per Share and Offering Price Per Share	$11.90
See accompanying Notes to Financial Statements.
30   |   OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended March 31, 2011

Investment Income
Interest	$89,256,065

Dividends:
Unaffiliated companies (net of foreign withholding taxes of $136,085)	349,934
Affiliated companies	120,630

Other income	43,312

Total investment income	89,769,941

Expenses
Management fees	3,054,924

Custodian fees and expenses	265,159

Directors’ compensation	19,834

Shareholder communications	11,353

Administration service fees	750

Other	71,491

Total expenses	3,423,511
Less waivers and reimbursements of expenses	(55,307)

Net expenses	3,368,204

Net Investment Income	86,401,737

Realized and Unrealized Gain
Net realized gain on investments from unaffiliated companies	5,420,833

Net change in unrealized appreciation/depreciation on investments	40,879,392

Net Increase in Net Assets Resulting from Operations	$132,701,962

See accompanying Notes to Financial Statements.
31   |   OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	March 31, 2011	September 30,
	(Unaudited)	2010

Operations
Net investment income	$86,401,737	$125,867,896

Net realized gain	5,420,833	20,184,063

Net change in unrealized appreciation/depreciation	40,879,392	12,198,918

Net increase in net assets resulting from operations	132,701,962	158,250,877

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Proceeds from contributions	224,371,871	961,610,844
Payments for withdrawals	(89,988,286)	(354,843,769)

	134,383,585	606,767,075

Net Assets
Total increase	267,085,547	765,017,952

Beginning of period	1,838,086,795	1,073,068,843

End of period	$2,105,172,342	$1,838,086,795

See accompanying Notes to Financial Statements.
32   |   OPPENHEIMER MASTER LOAN FUND, LLC

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	March 31, 2011		Year Ended September 30,
	(Unaudited)	2010	2009	2008[1]

Per Share Operating Data
Net asset value, beginning of period	$11.14	$9.96	$9.35	$10.00

Income (loss) from investment operations:
Net investment income[2]	.49	.92	.76	.68
Net realized and unrealized gain (loss)	.27	.26	(.15)	(1.33)

Total from investment operations	.76	1.18	.61	(.65)

Net asset value, end of period	$11.90	$11.14	$9.96	$9.35

Total Return, at Net Asset Value[3]	6.82%	11.85%	6.52%	(6.50)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,105,172	$1,838,087	$1,073,069	$534,056

Average net assets (in thousands)	$2,043,674	$1,449,988	$613,182	$523,536

Ratios to average net assets:[4]
Net investment income	8.48%	8.68%	8.84%	7.56%
Total expenses[5]	0.34%	0.36%	0.36%	0.39%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.33%	0.35%	0.35%	0.37%

Portfolio turnover rate	40%	72%	56%	53%

1.	For the period from October 31, 2007 (commencement of operations) to September 30, 2008.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended March 31, 2011	0.35%
Year Ended September 30, 2010	0.37%
Year Ended September 30, 2009	0.37%
Period Ended September 30, 2008	0.41%
See accompanying Notes to Financial Statements.
33   |   OPPENHEIMER MASTER LOAN FUND, LLC

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Master Loan Fund, LLC (the “Fund”) is organized as a Delaware limited liability company and registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund’s investment objective is to seek as high a level of current income and preservation of capital as is consistent with investing primarily in loans and other debt securities. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”). As of March 31, 2011, 100% of the shares of the Fund were owned by other funds advised or sub-advised by the Manager or an affiliate of the Manager.
     Shares of the Fund are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Securities Act of 1933, as amended (the “Securities Act”). Investments in the Fund may only be made by “accredited investors” within the meaning of Regulation D under the Securities Act, including other investment companies. The Fund currently offers one class of shares.
     For federal income tax purposes, the Fund qualifies as a partnership, and each investor in the Fund is treated as the owner of its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Fund. Accordingly, as a “pass-through” entity, the Fund pays no dividends or capital gain distributions.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” observable market inputs other than unadjusted quoted prices are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Directors or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal
34   |   OPPENHEIMER MASTER LOAN FUND, LLC

exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.
     Loans are valued at the mean between the “bid” and “asked” price, as typically obtained from independent pricing services. These prices are determined based upon information obtained from market participants including the average of broker-dealer price quotations. Loans may also be valued based upon price quotations obtained directly from a broker-dealer. Price quotations provided by broker-dealers may be based on reported trade data, to the extent the loan has recently traded.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Directors (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. As of March 31, 2011, the Manager determined the fair value of certain corporate notes using an internal model based on anticipated cash flows. The manager determined the fair value of certain thinly traded common stock, and related warrants, using weekly broker-dealer price
35   |   OPPENHEIMER MASTER LOAN FUND, LLC

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
quotations. For certain common stock that does not trade, the Manager has determined the fair value of these securities using internal models that utilize quarterly financial statements and manager assumptions using comparable security inputs. Such investments have been classified as Level 3 instruments.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Securities on a When-Issued or Delayed Delivery Basis. The Fund purchases and sells interests in Senior Loans and other portfolio securities on a “when issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
Loans. Under normal market conditions, the Fund will invest at least 80% of its net assets in loans made to U.S. and foreign borrowers that are corporations, partnerships or other business entities. The Fund will do so directly as an original lender or by assignment or indirectly through participation agreements or certain derivative instruments. While many of these loans will be collateralized, the Fund can also invest in uncollateralized loans. Loans are often issued in connection with recapitalizations, acquisitions, leveraged buy-outs, and refinancing of borrowers. The loans often pay interest at rates that float above (or are adjusted periodically based on) a benchmark that reflects current interest rates although the Fund can also invest in loans with fixed interest rates.
     As of March 31, 2011, securities with an aggregate market value of $1,986,361,324, representing 94.36% of the Fund’s net assets were comprised of loans.
Credit Risk. Loans and debt securities are subject to credit risk. Credit risk relates to the ability of the borrower under a loan or issuer of a debt to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers subsequently
36   |   OPPENHEIMER MASTER LOAN FUND, LLC

miss an interest payment. Information concerning securities not accruing income as of March 31, 2011, is as follows:

Cost	$9,100,581
Market Value	$939,431
Market Value as a % of Net Assets	0.04%
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Federal Taxes. The Fund, as an entity, will not be subject to U.S. federal income tax. The Fund will be treated for U.S. federal income tax purposes as a partnership, and not as an association taxable as a corporation. Therefore, a tax provision is not required. Each shareholder is required for U.S. federal income tax purposes to take into account, in its taxable year with which (or within which a taxable year of the Fund ends), its distributive share of all items of Fund income, gains, losses, and deductions for such taxable year of the Fund. A shareholder must take such items into account even if the Fund does not distribute cash or other property to such shareholder during its taxable year.
     Although the Fund is treated as a partnership for Federal tax purposes, it is intended that the Fund’s assets, income and distributions will be managed in such a way that investment in the Fund would not cause an investor that is a regulated investment company under Subchapter M of the Code (“RIC”) to fail that qualification.
Directors’ Compensation. The Board of Directors has adopted a compensation deferral plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of directors’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
37   |   OPPENHEIMER MASTER LOAN FUND, LLC

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

	Six Months Ended March 31, 2011		Year Ended September 30, 2010
	Shares	Amount	Shares	Amount

Contributions	19,650,494	$224,371,871	90,265,894	$961,610,844
Withdrawals	(7,689,613)	(89,988,286)	(33,024,937)	(354,843,769)

Net increase	11,960,881	$134,383,585	57,240,957	$606,767,075

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended March 31, 2011, were as follows:

	Purchases	Sales

Investment securities	$829,994,664	$790,193,279
38   |   OPPENHEIMER MASTER LOAN FUND, LLC

4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate of 0.30%.
Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. For the six months ended March 31, 2011, the Fund paid no fees to OFS for services to the Fund.
Waivers and Reimbursements of Expenses. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investments in IMMF. During the six months ended March 31, 2011, the Manager waived fees and/or reimbursed the Fund $55,307 for management fees.
     Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
5. Restricted Securities
As of March 31, 2011, investments in securities included issues that are restricted.
A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Directors as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.
6. Pending Litigation
Since 2009, a number of lawsuits have been pending in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor (but not including the Fund). The lawsuits naming the Defendant Funds also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     In 2009, what are claimed to be derivative lawsuits were filed in state court against the Manager and a subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence
39   |   OPPENHEIMER MASTER LOAN FUND, LLC

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
6. Pending Litigation Continued
and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed since 2008 in various state and federal courts, against the Manager and certain of its affiliates. Those lawsuits were filed by investors who made investments through an affiliate of the Manager, and relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff”). Those suits allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff. On February 28, 2011, a Stipulation of Partial Settlement of certain of those lawsuits was filed in the U.S. District Court for the Southern District of New York. That proposed settlement is subject to final approval of the Court and the determination by the settling defendants that class members representing a sufficient proportion of the losses allegedly suffered by class members had elected to participate in the settlement. The proposed settlement does not settle any of the other outstanding lawsuits pending in other courts relating to these matters.
     The Manager believes that the lawsuits described above are without legal merit and is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits brought against those Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer funds.
40   |   OPPENHEIMER MASTER LOAN FUND, LLC

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.
41   |   OPPENHEIMER MASTER LOAN FUND, LLC

OPPENHEIMER MASTER LOAN FUND, LLC

Directors and Officers	William L. Armstrong, Chairman of the Board of Directors and Director
George C. Bowen, Director
Edward L. Cameron, Director
Jon S. Fossel, Director
Sam Freedman, Director
Richard F. Grabish, Director
Beverly L. Hamilton, Director
Robert J. Malone, Director
F. William Marshall, Jr., Director
William F. Glavin, Jr., Director, President and Principal Executive Officer
Margaret Hui, Vice President and Portfolio Manager
Joseph Welsh, Vice President and Portfolio Manager
Arthur S. Gabinet, Secretary
Thomas W. Keffer, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer
Robert G. Zack, Vice President

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG LLP

Counsel	K&L Gates LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.
©2011 OppenheimerFunds, Inc. All rights reserved.
42   |   OPPENHEIMER MASTER LOAN FUND, LLC

PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
•	Applications or other forms

•	When you create a user ID and password for online account access

•	When you enroll in eDocs Direct, our electronic document delivery service

•	Your transactions with us, our affiliates or others

•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

•	When you set up challenge questions to reset your password online
If you visit www.oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
43   |   OPPENHEIMER MASTER LOAN FUND, LLC

PRIVACY POLICY NOTICE
Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.
•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.
•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at www.oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at www.oppenheimerfunds.com or call us at 1.800.525.7048.
44   |   OPPENHEIMER MASTER LOAN FUND, LLC

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.
3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”
5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 03/31/2011, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.
(2)	Exhibits attached hereto.

(3)	Not applicable.
(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Master Loan Fund, LLC
By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer Date: 05/10/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer Date: 05/10/2011

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer Date: 05/10/2011